RULE 497 DOCUMENT

This filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”) is filed for the sole purpose of submitting the interactive data file (XBRL) exhibit related to the supplement dated December 10, 2018 to the Prospectus of PNC Funds (with respect to PNC Total Return Advantage Fund), the Summary Prospectus of PNC Total Return Advantage Fund, and the Statement of Additional Information of PNC Funds (with respect to PNC Total Return Advantage Fund), which supplement was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act, on December 10, 2018 (Accession No. 0001104659-18-072122).